Shareholder Report, Holdings (Details) - Fidelity GNMA Fund	Jul. 31, 2026
TH0Member
Holdings [Line Items]
Percent of Net Asset Value	66.70%
TH1Member
Holdings [Line Items]
Percent of Net Asset Value	26.20%
TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
CD0Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
CD1Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
CD2Member
Holdings [Line Items]
Percent of Net Asset Value	30.30%
CD3Member
Holdings [Line Items]
Percent of Net Asset Value	32.00%
CD4Member
Holdings [Line Items]
Percent of Net Asset Value	18.10%
CD5Member
Holdings [Line Items]
Percent of Net Asset Value	25.80%
CD6Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
CD7Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
CD8Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
CD9Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	92.20%
AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	15.70%
AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	9.70%
AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%